UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kip Allardt
Title:   Chief Operating Officer
Phone:  (203) 838-3188


Signature, Place and Date of Signing:

/s/ Kip Allardt                South Norwalk, Connecticut         May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $672,556
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number      Name

1.     028-12213                 Discovery Global Opportunity Master Fund, Ltd.


                                                       FORM 13F INFORMATION TABLE
                                                             March 31, 2009



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                        VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------          -----      --------   -------   --- ----  ----------  --------  ----    ------ ----
APPLE INC                      COM               037833100   38,716      368,300 SH        SOLE        NONE        368,300
ALPHA NATURAL RESOURCES INC    COM               02076X102    3,733      210,300 SH        SOLE        NONE        210,300
AMERICREDIT CORP               COM               03060R101      557       95,000 SH        SOLE        NONE         95,000
BANCOLOMBIA S A                SPON ADR PREF     05968L102    9,361      480,800 SH        SOLE        NONE        480,800
BLOCKBUSTER INC                CL A              093679108      240      332,900 SH        SOLE        NONE        332,900
CEMEX SAB DE CV                SPON ADR NEW      151290889    7,989    1,278,308 SH        SOLE        NONE      1,278,308
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW          G20045202      131       11,400 SH        SOLE        NONE         11,400
COCA COLA CO                   COM               191216100   13,501      307,200 SH        SOLE        NONE        307,200
CORE LABORATORIES N V          COM               N22717107   10,535      144,000 SH        SOLE        NONE        144,000
CREDICORP LTD                  COM               G2519Y108   47,603    1,016,300 SH        SOLE        NONE      1,016,300
FREEPORT-MCMORAN COPPER & GO   COM               35671D857   10,244      268,800 SH        SOLE        NONE        268,800
GOLDMAN SACHS GROUP INC        COM               38141G104   38,915      367,050 SH        SOLE        NONE        367,050
HSBC HLDGS PLC                 SPON ADR NEW      404280406    2,709       96,000 SH        SOLE        NONE         96,000
ISHARES TR                     MSCI EMERG MKT    464287234  203,038    8,183,700 SH        SOLE        NONE      8,183,700
KB FINANCIAL GROUP INC         SPONSORED ADR     48241A105    2,352       97,000 SH        SOLE        NONE         97,000
LENDER PROCESSING SVCS INC     COM               52602E102   32,829    1,072,500 SH        SOLE        NONE      1,072,500
MARKET VECTORS ETF TR          RUSSIA ETF        57060U506    1,496      106,500 SH        SOLE        NONE        106,500
MORGAN STANLEY                 COM NEW           617446448   39,772    1,746,700 SH        SOLE        NONE      1,746,700
OIL SVC HOLDRS TR              DEPOSTRY RCPT     678002106   12,254      165,120 SH        SOLE        NONE        165,120
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104   75,128    2,477,835 SH        SOLE        NONE      2,477,835
PROSHARES TR                   PSHS ULT BASMATL  74347R776    9,033      754,000 SH        SOLE        NONE        754,000
QWEST COMMUNICATIONS INTL IN   COM               749121109   22,778    6,660,300 SH        SOLE        NONE      6,660,300
RESEARCH IN MOTION LTD         COM               760975102   22,930      531,900 SH        SOLE        NONE        531,900
TRANSOCEAN LTD                 REG SHS           H8817H100   54,198      921,100 SH        SOLE        NONE        921,100
TURKCELL ILETISIM HIZMETLERI   SPON ADR NEW      900111204      753       61,276 SH        SOLE        NONE         61,276
UNIVERSAL DISPLAY CORP         COM               91347P105      138       15,000 SH        SOLE        NONE         15,000
XTO ENERGY INC                 COM               98385X106   11,623      379,600 SH        SOLE        NONE        379,600




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